UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	December 31, 2007
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	01/08/2008
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190


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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE


American International Group    COMMON STOCK 026874107	 69,117	 1,185,545	 X	 	   1,119,736	  65,809
Automatic Data Processing, Inc.	COMMON STOCK 053015103	145,797	 3,274,123	 X		   3,098,994	 175,129
Coca Cola Company	        COMMON STOCK 191216100	107,169	 1,746,280	 X		   1,652,129	  94,151
Colgate Palmolive Co.	        COMMON STOCK 194162103	 41,630	   533,986	 X		     512,136	  21,850
Costco Wholesale Corp.	        COMMON STOCK 22160K105	 39,201	   561,934	 X		     514,454	  47,480
Ebay Inc.	                COMMON STOCK 278642103	 48,103	 1,449,312	 X		   1,364,782	  84,530
Ecolab Inc.	                COMMON STOCK 278865100	 67,978	 1,327,444	 X		   1,256,829	  70,615
Electronic Arts Inc.	        COMMON STOCK 285512109	 89,254	 1,528,055	 X		   1,442,670	  85,385
FedEx Corp.	                COMMON STOCK 31428x106	105,067	 1,178,278	 X		   1,116,483	  61,795
General Electric Co.		COMMON STOCK 369604103	172,093	 4,642,392	 X		   4,403,063	 239,329
Genzyme Corp.			COMMON STOCK 372917104	149,361	 2,006,460	 X		   1,898,035	 108,425
Johnson & Johnson		COMMON STOCK 478160104	114,522  1,716,969	 X		   1,619,386	  97,583
Lowe's Co. Inc.			COMMON STOCK 548661107	102,372	 4,525,726	 X		   4,281,096	 244,630
Medtronic Inc.			COMMON STOCK 585055106	112,524	 2,238,401	 X		   2,120,563	 117,838
Microsoft Corp.			COMMON STOCK 594918104	151,053	 4,243,060	 X		   4,018,704	 224,356
Pepsico Inc.			COMMON STOCK 713448108	112,258	 1,479,020	 X		   1,396,485	  82,535
Procter & Gamble Co.		COMMON STOCK 742718109	162,442	 2,212,497	 X		   2,094,266	 118,231
Qualcomm Inc.			COMMON STOCK 747525103	107,820	 2,740,037	 X		   2,596,697	 143,340
SAP AG ADR			COMMON STOCK 803054204	 86,605	 1,696,474	 X		   1,602,774	  93,700
Staples Inc.			COMMON STOCK 855030102	183,022	 7,933,348	 X		   7,504,213	 429,135
Starbucks Corporation		COMMON STOCK 855244109	117,270	 5,728,889	 X		   5,422,749	 306,140
State Street Corp.		COMMON STOCK 857477103	126,417	 1,556,862	 X		   1,473,502	  83,360
Stryker Corp.			COMMON STOCK 863667101	 62,629	   838,183	 X		     785,463	  52,720
Sysco Corp. 			COMMON STOCK 871829107	 85,086	 2,726,229	 X		   2,583,289	 142,940
Target Corp.			COMMON STOCK 87612e106	 27,507	   550,148	 X		     519,318	  30,830
Teva Pharmaceuticals Ind. ADR	COMMON STOCK 881624209	123,836	 2,664,293	 X		   2,520,243	 144,050
Walgreen Co.			COMMON STOCK 931422109	 90,782	 2,383,969	 X		   2,250,729	 133,240
Whole Foods Market Inc.		COMMON STOCK 966837106	 85,483	 2,095,173	 X		   1,979,998	 115,175

						      2,886,398


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